SCHEDULE OF RIGHT OF USE ASSETS TO THE LEASE OF OFFICE SPACE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use assets, at cost, beginning balance	$ 66,912	$ 66,912
Translation differences
Right of use assets, at cost, ending balance	66,912	66,912
Accumulated amortization, beginning balance	66,912	50,184
Depreciation
Translation differences
Accumulated amortization, ending balance	66,912	66,912
Right of use assets, ending balance
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets, at cost, beginning balance	66,912	66,912
Translation differences
Right of use assets, at cost, ending balance	66,912	66,912
Accumulated amortization, beginning balance	66,912	50,184
Depreciation		16,361
Translation differences		367
Accumulated amortization, ending balance	66,912	66,912
Right of use assets, ending balance